Organization and Nature of Operations - Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries (Details) - VIE [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries [Line Items]
Revenue, net	$ 19,600,691	$ 14,105,620	$ 15,997,954
Gross profit	6,378,880	4,519,747	5,245,840
Income from operations	2,597,220	606,308	1,101,095
Net income	$ 1,952,276	$ 146,528	$ 780,491